Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO (Harry K. Sideris)	Summary Compensation Table Total for CEO (Lynn J. Good)	Compensation Actually Paid to CEO (Harry K. Sideris)(1)	Compensation Actually Paid to CEO (Lynn J. Good)(1)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (M)(4)	Company- Selected Measure (Adjusted EPS)(5)
							Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$13,652,630	$8,269,436	$15,135,448	$16,994,877	$4,865,658	$5,252,801	$156	$153	$4,912	$6.31
2024	n/a	$21,281,982	n/a	$31,381,907	$4,979,583	$6,478,948	$138	$131	$4,402	$5.90
2023	n/a	$20,559,875	n/a	$23,286,762	$4,139,591	$4,014,407	$120	$108	$2,735	$5.56
2022	n/a	$21,354,759	n/a	$24,000,880	$4,296,518	$4,784,037	$122	$119	$2,444	$5.41
2021	n/a	$16,451,236	n/a	$27,285,740	$4,347,846	$6,327,212	$119	$118	$3,802	$5.24
(1)
Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT (“Stock Awards”), (ii) subtracting the actuarial present value of the accumulated benefit under defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT (“Change in Pension Value”), (iii) adding the change in fair value of stock awards for the applicable year, and (iv) adding the service cost and prior service cost for all defined benefit plans for the applicable year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and based upon the probable outcome of applicable performance conditions as of the last day of each fiscal year. The service cost and prior service cost for defined benefit plans were calculated using the same methodology as used for our financial statements under GAAP. Following is a reconciliation of the SCT total and the CAP for the CEO for 2025.

Chief Executive Officer (Harry K. Sideris)
Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Disclosed Each Year in the SCT	Add Change in Fair Value of Stock Awards	Add Service and Prior Service Cost for Pension Plans	CAP
2025	$13,652,630	($10,068,663)	($82,551)	$11,609,734	$24,298	$15,135,448
Chief Executive Officer (Harry K. Sideris) Change in Fair Value of Stock Awards
Year	Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Covered Fiscal Year that Vested in the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2025	$9,910,745	$792,017	$0	$537,813	$0	$369,159	$11,609,734
Chief Executive Officer (Harry K. Sideris) Pension Plan Adjustment
Year	Service Cost	Prior Service Cost	Total Service and Prior Service Cost Included in CAP
2025	$24,298	$0	$24,298
Chief Executive Officer (Lynn J. Good)
Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Disclosed Each Year in the SCT	Add Change in Fair Value of Stock Awards	Add Service and Prior Service Cost for Pension Plans	CAP
2025	$8,269,436	($6,196,117)	($353,670)	$15,257,301	$17,927	$16,994,877
Chief Executive Officer (Lynn J. Good) Change in Fair Value of Stock Awards
Year	Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Covered Fiscal Year that Vested in the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2025	$4,284,996	$2,559,989	$1,887,608	$4,497,892	$0	$2,026,817	$15,257,301
Chief Executive Officer (Lynn J. Good) Pension Plan Adjustment
Year	Service Cost	Prior Service Cost	Total Service and Prior Service Cost Included in CAP
2025	$17,927	$0	$17,927

(2)
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO. The names of each of our named executive officers (excluding our CEO) included for purposes of calculating the average amounts in columns (d) and (e) for each applicable year are as follows: (i) for 2025, Brian D. Savoy, Kodwo Ghartey-Tagoe, T. Preston Gillespie, Louis E. Renjel, and Julia S. Janson; ii) for 2024, Brian D. Savoy, Harry K. Sideris, Julia S. Janson, and Kodwo Ghartey-Tagoe; (iii) for 2023, Brian D. Savoy, Steven K. Young, Julia S. Janson, Kodwo Ghartey-Tagoe, and Dhiaa M. Jamil; (iv) for 2022, Brian D. Savoy, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, and Kodwo Ghartey-Tagoe; and (v) for 2021, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, and Kodwo Ghartey-Tagoe

Other Named Executive Officers
Year	Average SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Disclosed Each Year in the SCT	Add Average Change in Fair Value of Stock Awards	Add Average Service and Prior Service Cost for Pension Plans	Average CAP
2025	$4,865,658	($3,040,945)	($98,858)	$3,508,294	$18,653	$5,252,801
Other Named Executive Officers Average Change in Fair Value of Stock Awards
Year	Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Covered Fiscal Year that Vested in the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2025	$2,221,365	$447,273	$29,712	$518,175	$0	$291,767	$3,508,294
Other Named Executive Officers Pension Plan Adjustment
Year	Average Service Cost	Average Prior Service Cost	Total Service and Prior Service Cost Included in CAP
2025	$18,653	$0	$18,653

(3)
Duke Energy TSR represents the cumulative investment return of an initial fixed $100 investment in our common stock on December 31, 2020, assuming reinvestment of all dividends, through the end of the covered fiscal year. The Duke Energy TSR reflected in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the UTY on December 31, 2020, assuming reinvestment of all dividends, through the end of the covered fiscal year.

(4)
Reflects net income attributable to Duke Energy common shareholders, as reported in our Form 10-K for the applicable year.

(5)
The following table provides a list of the most important financial performance measures used by Duke Energy to link executive compensation actually paid to Company performance for the most recently completed fiscal year.

Most Important Financial Measures
Adjusted EPS
Relative Total Shareholder Return
O&M Expense
Of the goals listed above, we consider adjusted EPS to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link executive compensation actually paid to Company performance and therefore include it as the Company-Selected Measure in the table above. Adjusted EPS is a non-GAAP financial measure that represents basic EPS from continuing operations available to Duke Energy Corporation common shareholders, adjusted for the per share impact of special items.

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO. The names of each of our named executive officers (excluding our CEO) included for purposes of calculating the average amounts in columns (d) and (e) for each applicable year are as follows: (i) for 2025, Brian D. Savoy, Kodwo Ghartey-Tagoe, T. Preston Gillespie, Louis E. Renjel, and Julia S. Janson; ii) for 2024, Brian D. Savoy, Harry K. Sideris, Julia S. Janson, and Kodwo Ghartey-Tagoe; (iii) for 2023, Brian D. Savoy, Steven K. Young, Julia S. Janson, Kodwo Ghartey-Tagoe, and Dhiaa M. Jamil; (iv) for 2022, Brian D. Savoy, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, and Kodwo Ghartey-Tagoe; and (v) for 2021, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, and Kodwo Ghartey-Tagoe

Peer Group Issuers, Footnote
(3)
Duke Energy TSR represents the cumulative investment return of an initial fixed $100 investment in our common stock on December 31, 2020, assuming reinvestment of all dividends, through the end of the covered fiscal year. The Duke Energy TSR reflected in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the UTY on December 31, 2020, assuming reinvestment of all dividends, through the end of the covered fiscal year.

Adjustment To PEO Compensation, Footnote
(1)
Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT (“Stock Awards”), (ii) subtracting the actuarial present value of the accumulated benefit under defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT (“Change in Pension Value”), (iii) adding the change in fair value of stock awards for the applicable year, and (iv) adding the service cost and prior service cost for all defined benefit plans for the applicable year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and based upon the probable outcome of applicable performance conditions as of the last day of each fiscal year. The service cost and prior service cost for defined benefit plans were calculated using the same methodology as used for our financial statements under GAAP. Following is a reconciliation of the SCT total and the CAP for the CEO for 2025.

Chief Executive Officer (Harry K. Sideris)
Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Disclosed Each Year in the SCT	Add Change in Fair Value of Stock Awards	Add Service and Prior Service Cost for Pension Plans	CAP
2025	$13,652,630	($10,068,663)	($82,551)	$11,609,734	$24,298	$15,135,448
Chief Executive Officer (Harry K. Sideris) Change in Fair Value of Stock Awards
Year	Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Covered Fiscal Year that Vested in the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2025	$9,910,745	$792,017	$0	$537,813	$0	$369,159	$11,609,734
Chief Executive Officer (Harry K. Sideris) Pension Plan Adjustment
Year	Service Cost	Prior Service Cost	Total Service and Prior Service Cost Included in CAP
2025	$24,298	$0	$24,298
Chief Executive Officer (Lynn J. Good)
Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Disclosed Each Year in the SCT	Add Change in Fair Value of Stock Awards	Add Service and Prior Service Cost for Pension Plans	CAP
2025	$8,269,436	($6,196,117)	($353,670)	$15,257,301	$17,927	$16,994,877
Chief Executive Officer (Lynn J. Good) Change in Fair Value of Stock Awards
Year	Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Covered Fiscal Year that Vested in the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2025	$4,284,996	$2,559,989	$1,887,608	$4,497,892	$0	$2,026,817	$15,257,301
Chief Executive Officer (Lynn J. Good) Pension Plan Adjustment
Year	Service Cost	Prior Service Cost	Total Service and Prior Service Cost Included in CAP
2025	$17,927	$0	$17,927

Non-PEO NEO Average Total Compensation Amount			$ 4,865,658	$ 4,979,583	$ 4,139,591	$ 4,296,518	$ 4,347,846
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,252,801	6,478,948	4,014,407	4,784,037	6,327,212
Adjustment to Non-PEO NEO Compensation Footnote
(2)
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO. The names of each of our named executive officers (excluding our CEO) included for purposes of calculating the average amounts in columns (d) and (e) for each applicable year are as follows: (i) for 2025, Brian D. Savoy, Kodwo Ghartey-Tagoe, T. Preston Gillespie, Louis E. Renjel, and Julia S. Janson; ii) for 2024, Brian D. Savoy, Harry K. Sideris, Julia S. Janson, and Kodwo Ghartey-Tagoe; (iii) for 2023, Brian D. Savoy, Steven K. Young, Julia S. Janson, Kodwo Ghartey-Tagoe, and Dhiaa M. Jamil; (iv) for 2022, Brian D. Savoy, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, and Kodwo Ghartey-Tagoe; and (v) for 2021, Steven K. Young, Dhiaa M. Jamil, Julia S. Janson, and Kodwo Ghartey-Tagoe

Other Named Executive Officers
Year	Average SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Disclosed Each Year in the SCT	Add Average Change in Fair Value of Stock Awards	Add Average Service and Prior Service Cost for Pension Plans	Average CAP
2025	$4,865,658	($3,040,945)	($98,858)	$3,508,294	$18,653	$5,252,801
Other Named Executive Officers Average Change in Fair Value of Stock Awards
Year	Year End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the end of the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the end of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Covered Fiscal Year that Vested in the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards Included in CAP
2025	$2,221,365	$447,273	$29,712	$518,175	$0	$291,767	$3,508,294
Other Named Executive Officers Pension Plan Adjustment
Year	Average Service Cost	Average Prior Service Cost	Total Service and Prior Service Cost Included in CAP
2025	$18,653	$0	$18,653

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
(5)
The following table provides a list of the most important financial performance measures used by Duke Energy to link executive compensation actually paid to Company performance for the most recently completed fiscal year.
Most Important Financial Measures
Adjusted EPS
Relative Total Shareholder Return
O&M Expense
Of the goals listed above, we consider adjusted EPS to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link executive compensation actually paid to Company performance and therefore include it as the Company-Selected Measure in the table above. Adjusted EPS is a non-GAAP financial measure that represents basic EPS from continuing operations available to Duke Energy Corporation common shareholders, adjusted for the per share impact of special items.

Total Shareholder Return Amount			$ 156	138	120	122	119
Peer Group Total Shareholder Return Amount			153	131	108	119	118
Net Income (Loss)			$ 4,912,000,000	$ 4,402,000,000	$ 2,735,000,000	$ 2,444,000,000	$ 3,802,000,000
Company Selected Measure Amount			6.31	5.9	5.56	5.41	5.24
PEO Name	Lynn J. Good	Harry K. Sideris
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS
Non-GAAP Measure Description			Adjusted EPS is a non-GAAP financial measure that represents basic EPS from continuing operations available to Duke Energy Corporation common shareholders, adjusted for the per share impact of special items.
Measure:: 2
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name			O&M Expense
Harry K. Sideris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 13,652,630
PEO Actually Paid Compensation Amount			15,135,448
Lynn J.Good [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,269,436	$ 21,281,982	$ 20,559,875	$ 21,354,759	$ 16,451,236
PEO Actually Paid Compensation Amount			16,994,877	$ 31,381,907	$ 23,286,762	$ 24,000,880	$ 27,285,740
PEO | Harry K. Sideris [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(82,551)
PEO | Harry K. Sideris [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,298
PEO | Harry K. Sideris [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,298
PEO | Harry K. Sideris [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Harry K. Sideris [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,068,663)
PEO | Harry K. Sideris [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,609,734
PEO | Harry K. Sideris [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,910,745
PEO | Harry K. Sideris [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			792,017
PEO | Harry K. Sideris [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			537,813
PEO | Harry K. Sideris [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Harry K. Sideris [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			369,159
PEO | Lynn J.Good [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(353,670)
PEO | Lynn J.Good [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,927
PEO | Lynn J.Good [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,927
PEO | Lynn J.Good [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Lynn J.Good [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,196,117)
PEO | Lynn J.Good [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,257,301
PEO | Lynn J.Good [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,284,996
PEO | Lynn J.Good [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,559,989
PEO | Lynn J.Good [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,887,608
PEO | Lynn J.Good [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,497,892
PEO | Lynn J.Good [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Lynn J.Good [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,026,817
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(98,858)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,653
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,653
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,040,945)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,508,294
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,221,365
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			447,273
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			29,712
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			518,175
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			291,767
Non-PEO NEO | Harry K. Sideris [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0